Document and Entity Information	Aug. 13, 2025
Details
Registrant CIK	0001499275
Fiscal Year End	--12-31
Document Type	8-K
Document Period End Date	Aug. 13, 2025
Entity Registrant Name	GROOVY COMPANY, INC.
Entity Incorporation, State or Country Code	WY
Entity File Number	000-54938
Entity Tax Identification Number	27-0518586
Entity Address, Address Line One	600 W Peachtree St NW, Suite 1700
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	404
Local Phone Number	734-3277
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false